Basic and Diluted Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Share Purchase Options [Member]
Statement Line Items [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	25,752,266	24,606,732
Non Employee Share Purchase Options [Member]
Statement Line Items [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	31,306,275	31,366,800
Deferred Share Units [Member]
Statement Line Items [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	458,129
Restricted Share Units [Member]
Statement Line Items [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share		196,753